Restructuring Charges	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Charges

6 Restructuring Charges

At each reporting date, we evaluate our restructuring liabilities, which consist primarily of termination benefits, to ensure that our accruals are still appropriate. During 2017, there were no new restructuring programs.

During 2016, we recognized $52 million of employee severance costs in our restructuring liabilities, which was primarily related to specific targeted actions.

In December 2015, we began the implementation of the planned restructuring and cost reduction activities in connection with the acquisition of Freescale. We recognized $216 million of employee severance costs and $23 million of other exit costs related to this plan in 2015.

The following table presents the changes in the position of restructuring liabilities in 2017 by segment:

	Balance January 1, 2017	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2017
HPMS	148	7	(65)	(16)	12	86
SP	3	—	—	—	(3)	—
Corporate and Other	—	—	—	—	3	3

	151	7	(65)	(16)	12	89

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2017 of $89 million is classified in the balance sheet under current liabilities ($74 million) and non-current liabilities ($15 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2016 by segment:

	Balance January 1, 2016	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2016
HPMS	234	52	(131)	(3)	(4)	148
SP	6	—	(2)	—	(1)	3
Corporate and Other	—	—		—	—	—

	240	52	(133)	(3)	(5)	151

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2016 of $151 million is classified in the balance sheet under current liabilities ($129 million) and non-current liabilities ($22 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Personnel lay-off costs	7	52	239
Other exit costs	10	19	27
Release of provisions/accruals	(16)	(3)	(2)

Net restructuring charges	1	68	264

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2017	2016	2015
Cost of revenue	3	18	18
Selling, general and administrative	10	9	155
Research & development	(12)	41	91

Net restructuring charges	1	68	264